INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
CONDENSED STATEMENTS OF FINANCIAL CONDITION
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2014	2013
	(In thousands)
ASSETS
Cash and due from banks	$5,174	$11,654
Interest bearing deposits - time	12,500	-
Investment in subsidiaries	258,901	251,529
Other assets	9,583	9,165
Total Assets	$286,158	$272,348

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$35,569	$40,723
Other liabilities	382	391
Shareholders’ equity	250,207	231,234
Total Liabilities and Shareholders’ Equity	$286,158	$272,348

CONDENSED STATEMENTS OF OPERATIONS
CONDENSED STATEMENTS OF OPERATIONS
	Year Ended December 31,
	2014	2013	2012
	(In thousands)
OPERATING INCOME (LOSS)
Gain on extinguishment of debt	$500	$-	$-
Gain on securities	295	-	-
Interest income	64	-	-
Increase in fair value of U.S. Treasury warrant	-	(1,025)	(285)
Other income	35	63	70
Total Operating Income (Loss)	894	(962)	(215)
OPERATING EXPENSES
Interest expense	1,462	2,317	2,779
Administrative and other expenses	527	682	683
Total Operating Expenses	1,989	2,999	3,462
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	(1,095)	(3,961)	(3,677)
Income tax benefit	(383)	(9,053)	-
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	(712)	5,092	(3,677)
Equity in undistributed net income of subsidiaries	18,733	72,417	29,875
Net Income	$18,021	$77,509	$26,198

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Net Income	$18,021	$77,509	$26,198
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(383)	(8,955)	-
Gain on extinguishment of debt	(500)	-	-
Gain on securities	(295)	-	-
Share based compensation	46	84	184
(Increase) decrease in other assets	118	738	(46)
Increase (decrease) in other liabilities	287	(5,858)	2,945
Equity in undistributed net income of subsidiaries operations	(18,733)	(72,417)	(29,875)
Total Adjustments	(19,460)	(86,408)	(26,792)
Net Cash Used in Operating Activities	(1,439)	(8,899)	(594)
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits	(17,500)	-	-
Maturity of interest bearing deposits	5,000	-	-
Return of capital from subsidiary	15,000	7,500	-
Net Cash From Investing Activities	2,500	7,500	-
CASH FLOW FROM FINANCING ACTIVITIES
Dividends paid	(4,129)	-	-
Proceeds from issuance of common stock	1,242	100,230	2,244
Redemption of subordinated debt	(4,654)	(9,452)	-
Redemption of convertible preferred stock and common stock warrant	-	(81,000)	-
Share based compensation withholding obligation	-	(513)	-
Net Cash From (Used in) Financing Activities	(7,541)	9,265	2,244
Net Increase (Decrease) in Cash and Cash Equivalents	(6,480)	7,866	1,650
Cash and Cash Equivalents at Beginning of Year	11,654	3,788	2,138
Cash and Cash Equivalents at End of Year	$5,174	$11,654	$3,788